Share-based compensation (Details 1) - Restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding, beginning	1,349,367	0
Granted	71,390	131,000
Vested		(131,000)
Converted From Stock Appreciation Rights		1,349,367
Forfeited	(465,604)
Outstanding, ending	955,153	1,349,367
Weighted average grant-date fair value
Outstanding, beginning	$ 216.43	$ 0.00
Granted	64.47	134.42
Vested		134.42
Converted from stock appreciation rights		216.43
Forfeited	133.53
Outstanding, ending	$ 245.48	$ 216.43